Income taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income taxes

10.	Income taxes

The Company and its subsidiaries file separate income tax returns.

The United States of America

Moxian is incorporated in the State of Nevada in the U.S. and is subject to U.S. federal corporate income taxes. The State of Nevada does not impose any state corporate income tax. As of September 30, 2020, future net operation losses of approximately $8.9 million are available to offset future operating income through 2036.

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the “Act”) was signed into law making significant changes to the Internal Revenue Code. Changes include, but are not limited to, a U.S. corporate tax rate decrease from 35% to 21% effective for tax years beginning after December 31, 2017, the transition of U.S. international taxation from a worldwide tax system to a territorial system, and a one-time transition tax on the mandatory deemed repatriation of cumulative foreign earnings as of December 31, 2017. As the Company has a September 30 fiscal year-end, the lower corporate income tax rate will be phased in, resulting in a U.S. statutory federal rate of approximately 24.5% for our fiscal year ending September 30, 2018, and 21% for subsequent fiscal years. Accordingly, we have to remeasure our deferred tax assets on net operating loss carryforward in the U.S. at the lower enacted cooperated tax rate of 21%. However, this re-measurement has no effect on the Company’s income tax expenses as the Company has provided a 100% valuation allowance on its deferred tax assets previously.

Additionally, the Tax Act imposes a one-time transition tax on deemed repatriation of historical earnings of foreign subsidiaries, and future foreign earnings are subject to U.S. taxation. The change in rate has caused us to remeasure all U.S. deferred income tax assets and liabilities for temporary differences and net operating loss (NOL) carryforwards and recorded a one-time income tax payable in 8 years. However, this one-time transition tax has no effect on the Company’s income tax expenses as the Company has no undistributed foreign earnings prior to September 30, 2018, and further, the Company has cumulative foreign losses as of September 30, 2018.

British Virgin Islands

Moxian BVI is incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, Moxian BVI is not subject to tax on income or capital gains. In addition, upon payments of dividends by Moxian BVI, no British Virgin Islands withholding tax is imposed.

Hong Kong

Moxian HK is incorporated in Hong Kong and Hong Kong’s profits tax rate is 16.5%. Moxian HK did not earn any income that was derived in Hong Kong for the year ended December 31, 2021, the period of three months ended December 31, 2020 and the year ended September 30, 2020 and therefore, Moxian HK was not subject to any Hong Kong profits tax.

Malaysia

Moxian Malaysia has been dormant since June 2017 and did not have taxable income since such date. The management estimates that Moxian Malaysia will not generate any taxable income in the foreseeable future.

10.	Income taxes (continued)

PRC

Effective from January 1, 2008, the PRC’s statutory income tax rate is 25%. The Company’s PRC subsidiaries are subject to income tax rate of 25%, unless otherwise specified.

As of September 30, 2020, the Company had net operating loss carry forwards of approximately of $20.2 million in PRC tax jurisdiction, which expires by 2022.

Moxian Shenzhen was incorporated in the People’s Republic of China. Moxian Shenzhen did not generate taxable income in the People’s Republic of China for the period from April 8, 2013 (date of inception) to December 31, 2021. Moxian Shenzhen has ceased operations and will not generate any taxable income in the future.

Moyi was incorporated in the People’s Republic of China. Moyi did not generate taxable income in the People’s Republic of China for the period from July 19, 2013 (date of inception) to December 31, 2021.

Moxian Beijing was incorporated in the People’s Republic of China. Moxian Beijing did not generate taxable income in the People’s Republic of China for the period from December 10, 2015 (date of inception) to December 31, 2021.

The Company’s effective income tax rate was 0% for the year ended December 31, 2021, the period of three months ended December, 2020 and the years ended September 30, 2020 and 2019. Income tax mainly consists of foreign income tax at statutory rates and the effects of permanent and temporary differences.

	December 31, 2021	December 31, 2020	September 30, 2020	September 30, 2019

U.S. statutory rate	34.0%	34.0%	34.0%	34%
Foreign income not registered in the U.S.	(34.0)%	(34.0)%	(34.0)%	(34.0)%
PRC statutory rate	25.0%	25.0%	25.0%	25.0%
Changes in valuation allowance and others	(25.0)%	(25.0)%	(25.0)%	(25.0)%
Effective tax rate	0%	0%	0%	0%

Because of the uncertainty regarding the Company’s ability to realize its deferred tax assets, a 100% valuation allowance has been established in the year ended September 30, 2017 and carried forward since. As of December 31, 2021, December 31, 2020, September 30, 2020 and 2019, the valuation allowance has remained unchanged at approximately $9.0 million.

	December 31, 2021	December 31, 2020	September 30, 2020	September 30, 2019

Deferred tax asset from net operating loss and carry-forwards	$9,032,129	$9,032,129	$9,032,129	$9,032,129
Valuation allowance	(9,032,129)	(9,032,129)	(9,032,129)	(9,032,129)
Deferred tax asset, net	$-	$-	$-	$-